Securities (Details Narrative) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Dividend Income recognized	$ 161	$ 107
Debt Securities Held Net of allowance	341,804	325,863
Debt securities at amortized cost [member]
Disclosure of detailed information about financial instruments [line items]
Debt Securities Held Net of allowance	268,939	227,679
Debt securities FVOCI [member]
Disclosure of detailed information about financial instruments [line items]
Debt Securities Held Net of allowance	72,865	98,184
Securities disposed [member] | Securities [member]
Disclosure of detailed information about financial instruments [line items]
Disposal of equity securities	146	40
Gain (loss) on sale of equity securities measured at fair value	15	(18)
Dividend Income recognized	$ 2	$ 0